X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Description	Shares	Value
COMMON STOCKS (64.89%)
COMMUNICATIONS (7.61%)
Alphabet, Inc., Class C	5,562	$1,354,625
AppLovin Corp., Class A(a)	2,150	1,544,862
Booking Holdings, Inc.	120	647,912
Expedia Group, Inc.	3,289	703,024
Meta Platforms, Inc., Class A	1,900	1,395,322
Zillow Group, Inc., Class C(a)	2,688	207,110
		5,852,855

CONSUMER DISCRETIONARY (13.14%)
Amazon.com, Inc.(a)	3,723	817,459
Chipotle Mexican Grill, Inc.(a)	13,105	513,585
Copart, Inc.(a)	17,048	766,649
Domino's Pizza, Inc.	876	378,178
Home Depot, Inc.	1,789	724,885
Lennar Corp., Class A	5,831	734,939
MercadoLibre, Inc.(a)	454	1,060,971
PulteGroup, Inc.	7,635	1,008,813
QXO, Inc.(a)	16,400	312,584
RH(a)	2,199	446,749
Tesla, Inc.(a)	2,732	1,214,975
TJX Cos., Inc.	8,600	1,243,043
Tractor Supply Co.	15,554	884,556
		10,107,386

CONSUMER STAPLES (6.77%)
Altria Group, Inc.	12,269	810,490
BJ's Wholesale Club Holdings, Inc.(a)	5,795	540,384
Dollar General Corp.	4,376	452,260
PepsiCo, Inc.	5,085	714,137
Philip Morris International, Inc.	6,479	1,050,894
Walmart, Inc.	15,992	1,648,135
		5,216,300

ENERGY (4.71%)
EOG Resources, Inc.	4,707	527,749
Expand Energy Corp.	7,226	767,690
New Fortress Energy, Inc.(a)	26,678	58,958
Occidental Petroleum Corp.	16,800	793,800
Suncor Energy, Inc.	35,283	1,475,183
		3,623,380

FINANCIALS (8.56%)
Ally Financial, Inc.	13,681	536,295
Berkshire Hathaway, Inc., Class B(a)	2,121	1,066,312
Chubb, Ltd.	3,161	892,192
Coinbase Global, Inc.(a)	477	160,983
Intercontinental Exchange, Inc.	2,433	409,912
JPMorgan Chase & Co.	4,115	1,297,995
MarketAxess Holdings, Inc.	1,869	325,673

X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Description	Shares	Value
FINANCIALS (continued)
Mastercard, Inc., Class A	1,430	$813,398
OFG Bancorp	3,525	153,302
PayPal Holdings, Inc.(a)	7,381	494,970
Truist Financial Corp.	9,624	440,009
		6,591,041

HEALTH CARE (2.76%)
AbbVie, Inc.	2,571	595,289
Amgen, Inc.	2,500	705,500
Bausch Health Cos., Inc.(a)	11,163	72,001
Johnson & Johnson	4,021	745,575
		2,118,365

INDUSTRIALS (9.15%)
Fastenal Co.	20,478	1,004,241
Generac Holdings, Inc.(a)	3,953	661,732
General Dynamics Corp.	3,164	1,078,925
Lockheed Martin Corp.	1,568	782,761
RXO, Inc.(a)	14,159	217,765
TransDigm Group, Inc.	644	848,805
United Rentals, Inc.	1,622	1,548,459
XPO, Inc.(a)	6,996	904,373
		7,047,061

MATERIALS (3.26%)
Freeport-McMoRan, Inc.	12,800	502,016
Glencore PLC, ADR	72,740	669,208
Rio Tinto PLC, ADR	6,928	457,317
Tecnoglass, Inc.	7,263	485,967
Vale SA, ADR	36,250	393,675
		2,508,183

TECHNOLOGY (8.93%)
Advanced Micro Devices, Inc.(a)	6,843	1,107,129
Akamai Technologies, Inc.(a)	4,685	354,936
Booz Allen Hamilton Holding Corp.	2,931	292,953
Fortinet, Inc.(a)	8,038	675,835
Garmin, Ltd.	4,636	1,141,476
Micron Technology, Inc.	8,592	1,437,614
Oracle Corp.	3,211	903,061
Shopify, Inc., Class A(a)	6,468	961,209
		6,874,213

TOTAL COMMON STOCKS (Cost $36,151,441)		49,938,784

X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES (24.95%)
Residential (24.95%)
Ginnie Mae II Pool, Series MA6540 - 2021
03/20/50, 2.50%	$1,562,177	$1,347,488
Ginnie Mae II Pool, Series MA7312 - 2021
04/20/51, 2.50%	1,663,377	1,433,241
Ginnie Mae II Pool, Series MA7533 - 2021
08/20/51, 2.00%	4,601,499	3,804,175
Ginnie Mae II Pool, Series MA7648 - 2021
10/20/51, 2.00%	4,506,321	3,725,469
Ginnie Mae II Pool, Series MA7704 - 2021
11/20/51, 2.00%	4,010,961	3,315,935
Ginnie Mae II Pool, Series MA7766 - 2021
12/20/51, 2.00%	3,370,010	2,786,036
Ginnie Mae II Pool, Series 785221 - 2020
12/20/50, 2.00%	1,101,236	902,953
Ginnie Mae II Pool, Series 785657 - 2021
10/20/51, 2.50%	2,201,800	1,887,619

TOTAL MORTGAGE-BACKED SECURITIES (Cost $19,274,270)		19,202,916

GOVERNMENT BONDS (3.10%)
U.S. Treasury Bond
08/15/32, 2.75%	1,650,000	1,533,920
U.S. Treasury Notes
10/31/26, 1.63%	45,600	44,603
04/30/30, 3.88%	800,000	805,063
		849,666

TOTAL GOVERNMENT BONDS (Cost $2,377,390)		2,383,586

SHORT-TERM INVESTMENTS (6.59%)
U.S. Treasury Bills
10/02/25, 0.09%	4,825,000	4,824,460
11/25/25, 3.91%	250,000	248,474
		5,072,934

TOTAL SHORT-TERM INVESTMENTS (Cost $5,072,917)		5,072,934

X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
TOTAL INVESTMENTS (99.53%) (Cost $62,876,018)		76,598,220
Other Assets In Excess Of Liabilities (0.47%)		357,998
NET ASSETS (100.00%)		$76,956,218

(a)	Non-income producing security.

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Balanced Fund, LLC (the “Fund”) is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified investment company with an investment objective which seeks conservation of capital, current income and long-term growth of capital and income. The Fund currently offers Class A, Class C and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Fund’s Investment Adviser is X-Square Capital, LLC.

NOTE 2 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$49,938,784	$–	$–	$49,938,784
Government Bonds	2,383,586	–	–	2,383,586
Mortgage-Backed Securities	–	19,202,916	–	19,202,916
Short-Term Investments	5,072,934	–	–	5,072,934
Total	$57,395,304	$19,202,916	$–	$76,598,220

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund at September 30, 2025.